Taxes - Schedule of Components of the Income Tax Provision (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Components of the Income Tax Provision [Abstract]
Current income tax expense	$ 256,389	$ 235,147
Deferred income tax expense	(191,703)	(3,939)
Total provision for income taxes	$ 64,686	$ 231,208